Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cash and cash equivalents	¥ 2,471	$ 345	¥ 15,302
Restricted cash			31,217
Prepaid expenses and other current assets, net	5,698	795	4,898
Total current assets	8,169	1,140	56,209
Property and equipment, net	21,286	2,971	21,591
Right-of-use assets, net	852	119
Long-term investments, net	21,320	2,976	22,817
Total non-current assets	43,458	6,066	44,408
Total assets	51,627	7,206	100,617
Short-term bank loans	14,291	1,995	26,291
Accounts payable	5,782	807	5,971
Operating lease liabilities-current	132,239	18,460	105,504
Income taxes payable	9,005	1,257	8,734
Deferred revenue-current	1,189,591	166,061	1,117,713
Accrued expenses and other current liabilities	475,553	66,385	506,733
Total current liabilities	1,827,525	255,114	1,812,805
Operating lease liabilities-non current			91,407
Total non-current liabilities			91,407
Total liabilities	1,827,525	255,114	1,904,212
Commitments and contingencies
Treasury shares (16,224,888 Class A ordinary shares as of December 31, 2024 and June 30, 2025, at cost)	(486,706)	(67,942)	(486,706)
Additional paid-in capital	1,720,954	240,236	1,643,672
Accumulated other comprehensive income/(loss)	(7,349)	(1,027)	54,266
Accumulated deficit	(3,003,715)	(419,302)	(3,014,534)
Total deficit attributable to the shareholders of VisionSys AI Inc.	(1,775,142)	(247,802)	(1,802,858)
Non-controlling interest	(756)	(106)	(737)
Total deficit	(1,775,898)	(247,908)	(1,803,595)
Total liabilities and deficit	51,627	7,206	100,617
Class A Ordinary Shares
Ordinary shares, value	1,600	223	370
Class B Ordinary Shares
Ordinary shares, value	74	10	74
Related Parties
Amounts due from related parties, net			4,792
Amounts due to related parties	¥ 1,064	$ 149	¥ 41,859